Marketable Securities - Schedule of Investments with Continuous Unrealized Losses (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	$ 4,016	$ 21,448
Less than 12 months, Unrealized losses	(11)	(63)
More than 12 months, Fair value	4,983	175,386
More than 12 months, Unrealized losses	(3)	(1,866)
Fair value	8,999	196,834
Unrealized losses	(14)	(1,929)
Corporate debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value	4,016	21,448
Less than 12 months, Unrealized losses	(11)	(63)
More than 12 months, Fair value	4,983	167,324
More than 12 months, Unrealized losses	(3)	(1,825)
Fair value	8,999	188,772
Unrealized losses	$ (14)	(1,888)
Government debentures [Member]
Schedule of Investments with Continuous Unrealized Losses [Line Items]
Less than 12 months, Fair value
Less than 12 months, Unrealized losses
More than 12 months, Fair value		8,062
More than 12 months, Unrealized losses		(41)
Fair value		8,062
Unrealized losses		$ (41)